REVENUES	12 Months Ended
Dec. 31, 2012
REVENUES [Abstract]
REVENUES
4.	REVENUES

The Group's revenues for the respective periods are detailed as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Sales of solar modules	3,247,825,572	6,647,264,147	3,897,288,039
Sales of silicon wafers	909,647,382	517,935,191	328,428,550
Sales of solar cells	432,863,616	168,388,351	138,686,401
Solar system integration projects	-	24,798,017	213,174,391
Sales of silicon ingots	10,803,010	14,363,232	1,885,648
Sales of recovered silicon materials	-	6,365,978	270,406
Processing service fees	53,715,143	5,836,528	213,427,948
Revenue from generated electricity	-	-	1,607,066
Total	4,654,854,723	7,384,951,444	4,794,768,449

The Group operates in a single business segment that includes the design, development, and manufacture of PV products, solar system integration projects as well as developing commercial solar power projects. The following table summarizes the Group's net revenues generated from sales of products and provision of processing services and solar system integration projects in respective geographic locations:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	1,600,001,420	1,281,483,521	2,179,670,146
Outside China
Germany	1,157,707,877	2,422,250,586	1,177,954,567
Italy	1,130,191,372	1,846,512,600	382,077,005
Spain	111,097,087	204,135,242	251,902,465
Cyprus	-	304,723,650	138,312,812
USA	83,166,809	118,132,913	135,839,209
Rest of the world	572,690,158	1,207,712,932	529,012,245
Total	4,654,854,723	7,384,951,444	4,794,768,449